INVESTMENTS (DERIVATIVES 1) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Cash and securities collateral for derivative contract	$ 755	$ 655
Collateralized derivative transactions	700	5
Cash and securities collateral	820	$ 5
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices [Member]
Exchange Traded Future Contract [Line Items]
Initial margin requirement	209
Us Treasury Notes Ultra Long Bonds And Euro Dollar [Member]
Exchange Traded Future Contract [Line Items]
Initial margin requirement	28
Euro Stoxx, FTSE100, EAFE And Topix Indices [Member]
Exchange Traded Future Contract [Line Items]
Initial margin requirement	$ 15